Suppliers	12 Months Ended
Dec. 31, 2024
Suppliers
Suppliers

15. Suppliers

The balance of this account comprises the following amounts:

a. Composition

	December 31, 2024	December 31, 2023
Local suppliers	207,702	188,814
Related parties (note 21)	7,868	11,247
Copyright	24,622	21,230
Suppliers	240,192	221,291

Reverse factoring (i)	302,608	263,948

(i)	As of December 31, 2024, the balance of reverse factoring was R$ 302,608 (R$ 263,948 as of December 31, 2023), and the discount rates of assignment operations carried out by our suppliers with financial institutions had a weighted average of 1.15% per month (for the year ended December 31, 2023, the weighted average was 1.05% per month) and a maximum payment term of 360 days. The balance is initially recognized in net of the present value adjustment, which is subsequently recognized as a financial expense.

The Company uses the reverse factoring with the main suppliers (paper and printing) to extend the payment terms in order to cover possible mismatches with the receipts from sales.

Additional information about the Company suppliers subject to finance arrangement is provided in the table below:

	December 31, 2024	December 31, 2023
Carrying amount of financial liabilities
Presented within suppliers	302,608	263,948
- of which suppliers have received payment from the bank	284,494	-*

Average range of payments due dates
Suppliers subject to finance arrangement (days after invoice date)	355	-*
Comparable suppliers (days after invoice)	45-90	-*

Non-cash changes

There were no significant non-cash changes in the carrying amount of financial liabilities subject to supplier finance arrangements.

(*) The Company applied transitional relief available under Supplier Finance Arrangements – Amendments to IAS7 and IFRS 7 and has not provided comparative information in the first year of adoption.

The payments to the bank are included within operating cash flows because they continue to be part of the normal operating cycle of the Company and their principal nature remains operating – i.e. payments for the purchase of goods and services. The payments to a supplier by the bank of R$ 284,494 are considered non-cash transactions.